Property and equipment - Summary of Depreciation allocation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
General and administrative expenses
Property and equipment
Depreciation of property and equipment (Note 5)	$ 489,593	$ 110,027	$ 81,708
Accumulated depreciation and impairment
Property and equipment
Depreciation of property and equipment (Note 5)	604,304	182,402	123,603
Accumulated depreciation and impairment | Assets classified as held for sale
Property and equipment
Depreciation of property and equipment (Note 5)	114,711	72,375	41,895
Accumulated depreciation and impairment | General and administrative expenses
Property and equipment
Depreciation of property and equipment (Note 5)	$ 489,593	$ 110,027	$ 81,708